UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, LP
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Address:   888 Seventh Avenue, 38th Floor
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           New York, New York 10019
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Form 13F File Number:
                               ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
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Title:     Co-Chief Executive Officer
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Phone:     (212) 479-2000
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Signature, Place, and Date of Signing:

         /s/ Dinakar Singh               New York, New York        2/14/06
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        2,721,771
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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                           FORM 13F INFORMATION TABLE



NAME OF                          TITLE                   VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER
ISSUER                          OF CLASS       CUSIP    (X $1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
----------------------------  -------------  ---------  ---------  ---------  --------  ----------  --------   -------- ------ ----
ACE LTD                           ORD        G0070K103  242,986    4,546,900  SH         SOLE                  4,546,900
ALLSTATE CORP                     COM        020002101  135,602    2,507,900  SH         SOLE                  2,507,900
AMERICAN INTL GROUP INC           COM        026874107  326,426    4,784,200  SH         SOLE                  4,784,200
CHEMTURA CORP                     COM        163893100  106,635    8,396,431  SH         SOLE                  8,396,431
CHEVRON CORP NEW                  CALL       166764900   28,385        5,000  SH  CALL   SOLE                      5,000
COPA HOLDINGS SA                  CL A       P31076105    1,717       62,900  SH         SOLE                     62,900
DOMINION RES INC VA NEW           CALL       25746U909  115,800       15,000  SH  CALL   SOLE                     15,000
FEDERATED DEPT STORES INC DE      COM        31410H101  194,579    2,933,500  SH         SOLE                  2,933,500
HOST MARRIOTT CORP NEW            COM        44107P104      466       24,600  SH         SOLE                     24,600
ICICI BK LTD                      ADR        45104G104  121,625    4,223,100  SH         SOLE                  4,223,100
INCO LTD                          COM        453258402  100,220    2,300,200  SH         SOLE                  2,300,200
JOHNSON & JOHNSON                 COM        478160104  147,305    2,451,000  SH         SOLE                  2,451,000
LOUISIANA PAC CORP                COM        546347105  183,901    6,694,600  SH         SOLE                  6,694,600
MARRIOTT INTL INC NEW             CL A       571903202      522        7,800  SH         SOLE                      7,800
MAX RE CAPITAL LTD HAMILTON       SHS        G6052F103   24,412      940,000  SH         SOLE                    940,000
NASDAQ 100 TR                     PUT        631100954   75,773       18,750  SH  PUT    SOLE                     18,750
NATIONAL FUEL GAS CO N J          COM        636180101   44,362    1,422,300  SH         SOLE                  1,422,300
NATURAL RESOURCE PARTNERS L   COM UNIT L P   63900P103    2,191       43,600  SH         SOLE                     43,600
NEWS CORP                         CL A       65248E104  149,365    8,992,500  SH         SOLE                  8,992,500
NIKE INC                          CL B       654106103  101,544    1,170,000  SH         SOLE                  1,170,000
OLD REP INTL CORP                 COM        680223104   55,658    2,119,500  SH         SOLE                  2,119,500
PARTNERRE LTD                     COM        G6852T105  100,643    1,532,550  SH         SOLE                  1,532,550
SK TELECOM LTD                SPONSORED ADR  78440P108  147,129    7,251,300  SH         SOLE                  7,251,300
SPRINT NEXTEL CORP              COM FON      852061100  248,784   10,650,000  SH         SOLE                 10,650,000
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF    85590A203      536        8,400  SH         SOLE                      8,400
TARGET CORP                       COM        87612E106    9,855      180,000  SH         SOLE                    180,000
TRIAD HOSPITALS INC               COM        89579K109   55,350    1,410,900  SH         SOLE                  1,410,900
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